UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-22049
International Income Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number)
October 31
Date of Fiscal Year End
April 30, 2010
Date of Reporting Period

Item 1. Reports to Stockholders

International Income Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 42.2%

		Principal
Security		Amount	Value

Australia — 0.6%

Commonwealth of Australia, 5.75%, 6/15/11	AUD	177,000	$166,082
Commonwealth of Australia, 6.25%, 4/15/15	AUD	146,000	139,376
Commonwealth of Australia, 6.50%, 5/15/13	AUD	152,000	145,404

Total Australia (identified cost $394,321)			$450,862

Belgium — 1.5%

Kingdom of Belgium, 4.00%, 3/28/13	EUR	211,000	$301,169
Kingdom of Belgium, 5.50%, 9/28/17	EUR	195,000	302,605
Kingdom of Belgium, 5.50%, 3/28/28	EUR	288,000	458,562

Total Belgium (identified cost $1,048,591)			$1,062,336

Brazil — 0.4%

Nota Do Tesouro Nacional, 6.00%, 5/15/15(1)	BRL	281,133	$153,895
Nota Do Tesouro Nacional, 10.00%, 1/1/17	BRL	250,000	128,657

Total Brazil (identified cost $275,659)			$282,552

Canada — 3.2%

Canada Housing Trust, 2.20%, 3/15/14	CAD	135,000	$129,232
Canada Housing Trust, 3.60%, 6/15/13(2)	CAD	881,000	890,020
Canada Housing Trust, 3.75%, 3/15/20	CAD	665,000	644,365
Canada Housing Trust, 4.00%, 6/15/12(2)	CAD	214,000	218,466
Canada Housing Trust, 4.10%, 12/15/18	CAD	475,000	477,572

Total Canada (identified cost $2,219,469)			$2,359,655

Chile — 0.1%

Government of Chile, 2.10%, 9/1/15(1)	CLP	42,063,000	$79,334

Total Chile (identified cost $76,316)			$79,334

Congo — 0.1%

Republic of Congo, 3.00%, 6/30/29	USD	64,600	$36,984

Total Congo (identified cost $25,671)			$36,984

Costa Rica — 0.1%

Titulo Propiedad Ud, 1.00%, 1/12/22(1)	CRC	42,792,333	$65,323
Titulo Propiedad Ud, 1.63%, 7/13/16(1)	CRC	4,937,772	8,745

Total Costa Rica (identified cost $65,259)			$74,068

Czech Republic — 1.9%

Czech Republic, 4.125%, 3/18/20	EUR	1,010,000	$1,380,547

Total Czech Republic (identified cost $1,517,912)			$1,380,547

Denmark — 1.0%

Kingdom of Denmark, 4.00%, 11/15/15	DKK	215,000	$41,337
Kingdom of Denmark, 4.00%, 11/15/17	DKK	1,008,000	192,234
Kingdom of Denmark, 5.00%, 11/15/13	DKK	938,000	185,769
Kingdom of Denmark, 6.00%, 11/15/11	DKK	460,000	88,576
Kingdom of Denmark, 7.00%, 11/10/24	DKK	790,000	195,835

Total Denmark (identified cost $703,470)			$703,751

France — 10.9%

Government of France, 3.75%, 4/25/17	EUR	1,320,000	$1,871,534
Government of France, 4.00%, 10/25/13	EUR	905,000	1,305,006
Government of France, 4.00%, 4/25/14	EUR	570,000	823,116
Government of France, 4.25%, 10/25/23	EUR	1,920,000	2,733,411
Government of France, 5.50%, 4/25/29	EUR	745,000	1,215,306

Total France (identified cost $7,730,558)			$7,948,373

Georgia — 0.2%

Republic of Georgia, 7.50%, 4/15/13	USD	115,000	$120,118

Total Georgia (identified cost $81,121)			$120,118

Germany — 11.1%

Republic of Germany, 3.75%, 7/4/13	EUR	1,096,000	$1,570,716
Republic of Germany, 3.75%, 1/4/19	EUR	970,000	1,379,684
Republic of Germany, 5.00%, 1/4/12	EUR	1,700,000	2,425,887
Republic of Germany, 6.25%, 1/4/30	EUR	732,000	1,328,314
Republic of Germany, 6.50%, 7/4/27	EUR	760,000	1,391,379

Total Germany (identified cost $7,809,990)			$8,095,980

See notes to financial statements

International Income Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

		Principal
Security		Amount	Value

Israel — 0.5%

Israeli Government Bond, 3.00%, 10/31/19(1)	ILS	321,777	$93,001
Israeli Government Bond, 5.00%, 4/30/15(1)	ILS	849,369	271,226

Total Israel (identified cost $355,883)			$364,227

Macedonia — 0.3%

Republic of Macedonia, 4.625%, 12/8/15	EUR	190,000	$228,792

Total Macedonia (identified cost $168,118)			$228,792

Netherlands — 1.5%

Government of Netherlands, 3.75%, 1/15/23	EUR	368,000	$505,225
Government of Netherlands, 4.50%, 7/15/17	EUR	206,000	305,603
Government of Netherlands, 5.00%, 7/15/12	EUR	212,000	307,328

Total Netherlands (identified cost $1,093,316)			$1,118,156

Poland — 0.5%

Poland Government Bond, 3.00%, 8/24/16(1)	PLN	1,058,806	$359,615

Total Poland (identified cost $326,011)			$359,615

South Africa — 1.2%

Republic of South Africa, 6.50%, 6/2/14	USD	815,000	$902,613

Total South Africa (identified cost $894,236)			$902,613

Sweden — 1.2%

Government of Sweden, 3.75%, 8/12/17	SEK	5,510,000	$805,955
Government of Sweden, 6.75%, 5/5/14	SEK	395,000	64,501

Total Sweden (identified cost $868,672)			$870,456

Taiwan — 0.2%

Taiwan Government Bond, 0.25%, 2/10/12	TWD	5,900,000	$187,485

Total Taiwan (identified cost $187,548)			$187,485

Turkey — 2.1%

Turkey Government Bond, 9.00%, 5/21/14(1)	TRY	403,543	$332,559
Turkey Government Bond, 10.00%, 2/15/12(1)	TRY	559,455	431,073
Turkey Government Bond, 12.00%, 8/14/13(1)	TRY	888,651	776,659

Total Turkey (identified cost $1,153,755)			$1,540,291

United Kingdom — 3.2%

United Kingdom Government Bond, 4.25%, 12/7/27	GBP	230,000	$345,965
United Kingdom Government Bond, 4.75%, 6/7/10	GBP	342,000	525,310
United Kingdom Government Bond, 4.75%, 3/7/20	GBP	285,000	466,150
United Kingdom Government Bond, 5.00%, 3/7/12	GBP	321,000	525,755
United Kingdom Government Bond, 5.00%, 9/7/14	GBP	266,000	450,500

Total United Kingdom (identified cost $2,830,655)			$2,313,680

Uruguay — 0.4%

Republic of Uruguay, 5.00%, 9/14/18(1)	UYU	5,200,986	$288,004

Total Uruguay (identified cost $223,078)			$288,004

Total Foreign Government Bonds (identified cost $30,049,609)			$30,767,879

Collateralized Mortgage Obligations — 7.7%

		Principal
Security		Amount	Value

Federal Home Loan Mortgage Corp.:
Series 2127, Class PG, 6.25%, 2/15/29		$649,358	$696,069
Federal National Mortgage Association:
Series 1991-139, Class PN, 7.50%, 10/25/21		807,404	908,415
Series 2001-31, Class ZA, 6.00%, 7/25/31		2,355,512	2,540,945
Series 2009-62, Class WA, 5.55%, 8/25/39(3)		1,345,647	1,441,249

Total Collateralized Mortgage Obligations
(identified cost $5,469,453)			$5,586,678

See notes to financial statements

International Income Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Mortgage Pass-Throughs — 29.6%

		Principal
Security		Amount	Value

Federal Home Loan Mortgage Corp.:
6.00%, with maturity at 2016		$1,156,375	$1,244,933

			$1,244,933

Federal National Mortgage Association:
3.04% with maturity at 2035(4)		$1,839,734	$1,901,769
4.52% with maturity at 2035(4)		2,062,937	2,157,381
6.00% with maturity at 2019		319,711	345,859
6.50% with various maturities to 2036		4,830,857	5,292,679
7.00% with various maturities to 2033		2,423,784	2,709,133
7.50% with maturity at 2035		834,315	949,357
8.50% with maturity at 2032		770,971	894,512

			$14,250,690

Government National Mortgage Association:
7.00% with various maturities to 2035		$2,825,870	$3,176,489
8.00% with maturity at 2016		1,071,494	1,147,667
9.00% with various maturities to 2024		1,490,799	1,731,177

			$6,055,333

Total Mortgage Pass-Throughs
(identified cost $20,972,073)			$21,550,956

Common Stocks — 0.2%

China — 0.2%

Air China, Ltd., Class H(5)		$3,300	$3,642
Aluminum Corp. of China Ltd., Class H(5)		5,900	5,753
China Coal Energy Co., Class H		6,100	9,190
China COSCO Holdings Co., Ltd., Class H		3,800	4,820
China Oilfield Services, Ltd., Class H		2,300	3,219
China Petroleum & Chemical Corp., Class H		25,000	20,045
China Railway Group, Ltd., Class H(5)		6,000	4,136
China Shenhua Energy Co., Ltd., Class H		5,100	21,885
China Shipping Container Lines Co., Ltd., Class H(5)		5,300	2,200
China Shipping Development Co., Ltd., Class H(5)		1,900	2,836
Datang International Power Generation Co., Ltd., Class H(5)		4,900	2,048
Huaneng Power International, Inc., Class H		4,500	2,586
Jiangsu Expressway Co., Ltd., Class H		1,800	1,676
Jiangxi Copper Co., Ltd., Class H		2,100	4,405
PetroChina Co., Ltd., Class H		31,400	36,159
Shanghai Electric Group Co., Ltd., Class H		4,400	2,098
Sinopec Shanghai Petrochemical Co., Ltd., Class H(5)		3,500	1,344
Yanzhou Coal Mining Co., Ltd., Class H		2,900	8,067
Zijin Mining Group Co., Ltd., Class H		6,000	4,661

Total China
(identified cost $134,953)			$140,770

Total Common Stocks
(identified cost $134,953)			$140,770

Short-Term Investments — 17.3%
Foreign Government Securities — 13.7%

		Principal
		Amount
Security		(000’s omitted)	Value

Chile — 0.5%

Chilean Government Bond, 6.00%, 7/1/10	CLP	125,000	$242,999
Chilean Government Bond, 8.00%, 8/1/10	CLP	80,000	153,616

Total Chile (identified cost $410,821)			$396,615

Croatia — 1.0%

Croatian Treasury Bill, 0.00%, 3/31/11	EUR	250	$321,488
Croatian Treasury Bill, 0.00%, 4/7/11	EUR	300	385,367

Total Croatia (identified cost $712,677)			$706,855

Egypt — 3.4%

Egypt Treasury Bill, 0.00%, 5/4/10	EGP	3,525	$633,945
Egypt Treasury Bill, 0.00%, 5/11/10	EGP	1,525	273,766
Egypt Treasury Bill, 0.00%, 5/25/10	EGP	2,975	532,145
Egypt Treasury Bill, 0.00%, 6/1/10	EGP	1,150	205,330
Egypt Treasury Bill, 0.00%, 6/15/10	EGP	225	40,028
Egypt Treasury Bill, 0.00%, 6/29/10	EGP	600	106,350
Egypt Treasury Bill, 0.00%, 8/3/10	EGP	500	87,809
Egypt Treasury Bill, 0.00%, 8/31/10	EGP	725	126,351
Egypt Treasury Bill, 0.00%, 9/28/10	EGP	500	86,458
Egypt Treasury Bill, 0.00%, 10/5/10	EGP	950	163,944
Egypt Treasury Bill, 0.00%, 10/26/10	EGP	950	162,959
Egypt Treasury Bill, 0.00%, 2/8/11	EGP	225	37,501

Total Egypt (identified cost $2,490,053)			$2,456,586

See notes to financial statements

International Income Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

		Principal
		Amount
Security		(000’s omitted)	Value

Iceland — 0.1%

Iceland Treasury Bill, 0.00%, 6/15/10	ISK	500	$3,297
Iceland Treasury Bill, 0.00%, 7/15/10	ISK	3,000	19,664
Iceland Treasury Note, 13.75%, 12/10/10	ISK	1,900	13,293

Total Iceland (identified cost $36,427)			$36,254

Israel — 2.0%

Israeli Treasury Bill, 0.00%, 4/6/11	ILS	5,516	$1,451,649

Total Israel (identified cost $1,463,589)			$1,451,649

Kazakhstan — 1.9%

Kazakhstan National Bank, 0.00%, 5/7/10	KZT	41,000	$279,939
Kazakhstan National Bank, 0.00%, 5/21/10	KZT	54,590	372,613
Kazakhstan National Bank, 0.00%, 5/28/10	KZT	66,624	454,680
Kazakhstan National Bank, 0.00%, 6/4/10	KZT	16,456	112,284
Kazakhstan National Bank, 0.00%, 6/11/10	KZT	78	533
Kazakhstan National Bank, 0.00%, 7/2/10	KZT	20,050	136,689
Kazakhstan National Bank, 0.00%, 8/27/10	KZT	5,690	38,702

Total Kazakhstan (identified cost $1,379,849)			$1,395,440

Lebanon — 2.7%

Lebanon Treasury Bill, 0.00%, 6/10/10	LBP	220,000	$146,014
Lebanon Treasury Bill, 0.00%, 6/24/10	LBP	120,120	79,593
Lebanon Treasury Bill, 0.00%, 6/24/10	LBP	104,600	69,309
Lebanon Treasury Bill, 0.00%, 7/1/10	LBP	232,070	153,641
Lebanon Treasury Bill, 0.00%, 7/8/10	LBP	104,680	69,241
Lebanon Treasury Bill, 0.00%, 7/22/10	LBP	69,800	46,084
Lebanon Treasury Bill, 0.00%, 7/29/10	LBP	72,070	47,537
Lebanon Treasury Bill, 0.00%, 7/29/10	LBP	454,000	299,452
Lebanon Treasury Bill, 0.00%, 8/5/10	LBP	139,550	91,953
Lebanon Treasury Bill, 0.00%, 8/12/10	LBP	51,810	34,104
Lebanon Treasury Bill, 0.00%, 8/19/10	LBP	394,590	259,464
Lebanon Treasury Bill, 0.00%, 9/23/10	LBP	73,000	47,729
Lebanon Treasury Bill, 0.00%, 10/14/10	LBP	375,810	244,621
Lebanon Treasury Bill, 0.00%, 10/21/10	LBP	149,400	97,148
Lebanon Treasury Bill, 0.00%, 11/4/10	LBP	90,970	59,035
Lebanon Treasury Bill, 0.00%, 11/18/10	LBP	71,460	46,280
Lebanon Treasury Bill, 0.00%, 12/16/10	LBP	70,000	45,151
Lebanon Treasury Bill, 0.00%, 12/30/10	LBP	111,780	71,952
Lebanon Treasury Note, 8.46%, 6/24/10	LBP	63,320	42,661
Lebanon Treasury Note, 9.32%, 12/2/10	LBP	60,970	41,630

Total Lebanon (identified cost $1,989,082)			$1,992,599

South Korea — 0.6%

Korea Monetary Stabilization Bond, 0.00%, 5/18/10	KRW	131,920	$118,924
Korea Monetary Stabilization Bond, 0.00%, 6/8/10	KRW	247,360	222,728
Korea Monetary Stabilization Bond, 0.00%, 6/29/10	KRW	110,130	99,041

Total South Korea (identified cost $431,944)			$440,693

Sri Lanka — 1.4%

Sri Lanka Government Bond, 15.50%, 5/15/10	LKR	6,990	$61,465
Sri Lanka Treasury Bill, 0.00%, 5/7/10	LKR	37,550	329,017
Sri Lanka Treasury Bill, 0.00%, 7/16/10	LKR	31,660	272,987
Sri Lanka Treasury Bill, 0.00%, 8/6/10	LKR	17,160	147,228
Sri Lanka Treasury Bill, 0.00%, 10/8/10	LKR	7,580	64,047
Sri Lanka Treasury Bill, 0.00%, 3/18/11	LKR	8,460	68,572
Sri Lanka Treasury Bill, 0.00%, 3/25/11	LKR	7,320	59,220
Sri Lanka Treasury Bill, 0.00%, 4/29/11	LKR	5,000	40,068

Total Sri Lanka (identified cost $1,038,120)			$1,042,604

Zambia — 0.1%

Zambia Treasury Bill, 0.00%, 1/31/11	ZMK	184,000	$37,907

Total Zambia (identified cost $37,409)			$37,907

Total Foreign Government Securities
(identified cost $9,989,971)			$9,957,202

See notes to financial statements

International Income Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Other Securities — 3.6%

	Interest
Description	(000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.19%(6)	$2,652	$2,651,759

Total Other Securities
(identified cost $2,651,759)		$2,651,759

Total Short-Term Investments
(identified cost $12,641,730)		$12,608,961

Total Investments — 97.0%
(identified cost $69,267,818)		$70,655,244

Other Assets, Less Liabilities — 3.0%		$2,155,734

Net Assets — 100.0%		$72,810,978

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CLP - Chilean Peso

CRC - Costa Rican Colon

DKK - Danish Krone

EGP - Egyptian Pound

EUR - Euro

GBP - British Pound Sterling

ILS - Israeli Shekel

ISK - Icelandic Krona

KRW - South Korean Won

KZT - Kazak Tenge

LBP - Lebanese Pound

LKR - Sri Lankan Rupee

PLN - Polish Zloty

SEK - Swedish Krona

TRY - New Turkish Lira

TWD - New Taiwan Dollar

USD - United States Dollar

UYU - Uruguayan Peso

ZMK - Zambian Kwacha

(1)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions and remain exempt from registration, normally to qualified institutional buyers. At April 30, 2010, the aggregate value of these securities is $1,108,486 or 1.5% of the Portfolio’s net assets.

(3)	Weighted average fixed-rate coupon that changes/updates monthly.

(4)	Adjustable rate mortgage security. Rate shown is the rate at April 30, 2010.

(5)	Non-income producing security.

(6)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2010. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC and Cash Management Portfolio, an affiliated investment company, for the six months ended April 30, 2010 was $1,199 and $0, respectively.

See notes to financial statements

International Income Portfolio as of April 30, 2010

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2010

Assets

Unaffiliated investments, at value (identified cost, $66,616,059)	$68,003,485
Affiliated investment, at value (identified cost, $2,651,759)	2,651,759
Foreign currency, at value (identified cost, $351,554)	351,362
Interest receivable	632,422
Receivable for variation margin on open financial futures contracts	226,860
Receivable for open forward foreign currency exchange contracts	287,562
Receivable for closed forward foreign currency exchange contracts	36,836
Receivable for open swap contracts	1,115,189
Receivable for closed swap contracts	31,829
Receivable for closed options	43,214
Premium paid on open swap contracts	230,988

Total assets	$73,611,506

Liabilities

Payable for open forward foreign currency exchange contracts	$207,048
Payable for closed forward foreign currency exchange contracts	142,819
Payable for open swap contracts	346,986
Payable to affiliates:
Investment adviser fee	37,338
Trustees’ fees	192
Accrued expenses	66,145

Total liabilities	$800,528

Net Assets applicable to investors’ interest in Portfolio	$72,810,978

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$70,483,750
Net unrealized appreciation	2,327,228

Total	$72,810,978

Statement of Operations

For the Six Months Ended
April 30, 2010

Investment Income

Interest (net of foreign taxes, $23,274)	$1,498,819
Interest allocated from affiliated investments	4,616
Expenses allocated from affiliated investments	(3,417)

Total investment income	$1,500,018

Expenses

Investment adviser fee	$222,877
Trustees’ fees and expenses	1,450
Custodian fee	79,075
Legal and accounting services	31,901
Miscellaneous	6,575

Total expenses	$341,878

Net investment income	$1,158,140

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$(56,152)
Investment transactions allocated from affiliated investments	1,000
Written options	152,300
Financial futures contracts	168,119
Swap contracts	(54,468)
Foreign currency and forward foreign currency exchange contract transactions	(1,587,676)

Net realized loss	$(1,376,877)

Change in unrealized appreciation (depreciation) —
Investments	$(1,344,153)
Written options	(83,337)
Financial futures contracts	127,602
Swap contracts	651,403
Foreign currency and forward foreign currency exchange contracts	(397,373)

Net change in unrealized appreciation (depreciation)	$(1,045,858)

Net realized and unrealized loss	$(2,422,735)

Net decrease in net assets from operations	$(1,264,595)

See notes to financial statements

International Income Portfolio as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

	Six Months Ended
Increase (Decrease)	April 30, 2010	Year Ended
in Net Assets	(Unaudited)	October 31, 2009

From operations —
Net investment income	$1,158,140	$1,608,888
Net realized gain (loss) from investment transactions, written options, financial futures contracts, swap contracts and foreign currency and forward foreign currency exchange contract transactions	(1,376,877)	1,562,625
Net change in unrealized appreciation (depreciation) from investments, written options, financial futures contracts, swap contracts and foreign currency and forward foreign currency exchange contracts	(1,045,858)	5,892,610

Net increase (decrease) in net assets from operations	$(1,264,595)	$9,064,123

Capital transactions —
Contributions	$5,799,742	$33,505,208
Withdrawals	(1,305,530)	(6,742,649)

Net increase from capital transactions	$4,494,212	$26,762,559

Net increase in net assets	$3,229,617	$35,826,682

Net Assets

At beginning of period	$69,581,361	$33,754,679

At end of period	$72,810,978	$69,581,361

See notes to financial statements

International Income Portfolio as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Supplementary Data

	Six Months Ended		Year Ended October 31,
	April 30, 2010				Period Ended
	(Unaudited)		2009	2008	October 31, 2007(1)

Ratios/Supplemental Data

Ratios (as a percentage of average daily net assets):
Expenses(2)	0.96	%(3)	0.90%	1.01%	1.35	%(3)
Net investment income	3.21	%(3)	3.34%	4.01%	3.75	%(3)
Portfolio Turnover	5	%(4)	28%	14%	2	%(4)

Total Return	(1.70	)%(4)	20.91%	(0.64)%	10.05	%(4)

Net assets, end of period (000’s omitted)	$72,811		$69,581	$33,755	$23,580

(1)	For the period from the start of business, June 27, 2007, to October 31, 2007.

(2)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(3)	Annualized.

(4)	Not annualized.

See notes to financial statements

International Income Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

International Income Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is to seek total return. Total return is defined as income plus capital appreciation. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2010, Eaton Vance International Income Fund, Eaton Vance International (Cayman Islands) Strategic Income Fund (formerly, Eaton Vance Medallion Strategic Income Fund) and Eaton Vance Strategic Income Fund held an interest of 8.8%, 10.8% and 80.2%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days and excluding most seasoned mortgage-backed securities) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Most seasoned, fixed rate 30-year mortgage-backed securities are valued through the use of the investment adviser’s matrix pricing system, which takes into account bond prices, yield differentials, anticipated prepayments and interest rates provided by dealers. Short-term debt securities purchased with a remaining maturity of sixty days or less (excluding those that are non-U.S. dollar denominated, which typically are valued by a pricing service or dealer quotes) are generally valued at amortized cost, which approximates market value. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on any exchange on which the option is listed or, in the absence of sales on such date, at the mean between the closing bid and asked prices therefore as reported by the Options Price Reporting Authority. Over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial futures contracts are valued at the settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Interest rate swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap quotations provided by electronic data services or by broker/dealers. Credit default swaps are normally valued using valuations provided by a third party pricing service. The pricing services employ electronic data processing techniques to determine the present value based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not

International Income Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of April 30, 2010, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio’s federal tax returns filed since the start of business on June 27, 2007 to October 31, 2009 remain subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into

International Income Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Financial Futures Contracts — The Portfolio may enter into financial futures contracts. The Portfolio’s investment in financial futures contracts is designed for hedging against changes in interest rates or as a substitute for the purchase of securities. Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The Portfolio enters into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contract is adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contract has been closed or offset by another contract with the same broker for the same settlement date and currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K  Written Options — Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

L  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. If an option which the Portfolio has purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid.

M  Interest Rate Swaps — The Portfolio may enter into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates, or as substitution for the purchase or sale of securities. Pursuant to these agreements, the Portfolio either makes floating-rate payments based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments in exchange for payments on a floating benchmark interest rate. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. Risk may also arise from movements in interest rates.

N  Cross-Currency Swaps — Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates

International Income Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

O  Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no benefits from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio effectively adds leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. Upfront payments or receipts, if any, are recorded as other assets or other liabilities, respectively, and amortized over the life of the swap contract as realized gains or losses. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

P  Total Return Swaps — In a total return swap, the Portfolio makes payments at a rate equal to a predetermined spread to the one or three-month LIBOR. In exchange, the Portfolio receives payments based on the rate of return of a benchmark industry index or basket of securities. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark industry index or basket of securities. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of interest rates, securities, or the index.

Q  Repurchase Agreements — The Portfolio may enter into repurchase agreements with banks and broker-dealers determined to be creditworthy by the Portfolio’s investment adviser. Under a repurchase agreement, the Portfolio buys a security at one price and simultaneously promises to sell that same security back to the seller at a higher price for settlement at a later date. At the time the Portfolio enters into a repurchase agreement, it typically receives collateral at least equal to the repurchase price. The value of the collateral will be marked to market daily and, except in the case of a repurchase agreement entered to facilitate a short sale, the value of such collateral will at least equal 90% of such repurchase price. The terms of a repurchase agreement entered into to facilitate a short sale may provide that the value of collateral received by the Portfolio is less than the repurchase price. In such a case, the Portfolio will segregate liquid assets equal to the marked to market value of its obligation to the counterparty to the repurchase agreement. In the event of bankruptcy of the counterparty or a third party custodian, the Portfolio might experience delays in recovering its cash or experience a loss.

R  Interim Financial Statements — The interim financial statements relating to April 30, 2010 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

International Income Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

2   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.625% of the Portfolio’s average daily net assets up to $1 billion and is payable monthly. On average daily net assets of $1 billion and over, the annual fee is reduced. Prior to its liquidation in February 2010, the portion of the adviser fee payable by Cash Management Portfolio, an affiliated investment company, on the Portfolio’s investment of cash therein was credited against the Portfolio’s investment adviser fee. The Portfolio currently invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended April 30, 2010, the Portfolio’s investment adviser fee totaled $225,655 of which $2,778 was allocated from Cash Management Portfolio and $222,877 was paid or accrued directly by the Portfolio.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2010, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and paydowns, for the six months ended April 30, 2010 were as follows:

Purchases

Investments (non-U.S. Government)	$8,837,712
U.S. Government and Agency Securities	2,654,820

$11,492,532

Sales

Investments (non-U.S. Government)	$2,901,707
U.S. Government and Agency Securities	—

$2,901,707

4   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$69,431,345

Gross unrealized appreciation	$2,228,444
Gross unrealized depreciation	(1,004,545)

Net unrealized appreciation	$1,223,899

5   Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options, forward foreign currency exchange contracts, financial futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at April 30, 2010 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

			Net Unrealized
			Appreciation
Settlement Date	Deliver	In Exchange For	(Depreciation)

5/6/10	Kazak Tenge 41,000,000	United States Dollar 278,438	$(1,542)
5/7/10	Sri Lankan Rupee 16,370,000	United States Dollar 139,676	(3,914)
5/7/10	Sri Lankan Rupee 19,310,000	United States Dollar 164,691	(4,687)
5/7/10	Sri Lankan Rupee 1,870,000	United States Dollar 15,956	(447)
5/10/10	South African Rand 5,580,462	United States Dollar 762,692	7,976
5/17/10	Euro 850,000	United States Dollar 1,161,172	29,387
5/17/10	Sri Lankan Rupee 7,531,725	United States Dollar 64,346	(1,611)
5/24/10	Euro 883,000	United States Dollar 1,187,697	11,941

International Income Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

Forward Foreign Currency Exchange Contracts (continued)

Sales

			Net Unrealized
			Appreciation
Settlement Date	Deliver	In Exchange For	(Depreciation)

5/25/10	Canadian Dollar 312,980	United States Dollar 313,866	$5,734
5/27/10	Kazak Tenge 5,510,000	United States Dollar 37,407	(224)
5/28/10	Swedish Krona 2,835,000	United States Dollar 388,137	(3,302)
6/10/10	Kazak Tenge 78,100	United States Dollar 531	(2)
7/6/10	Chilean Peso 38,110,000	United States Dollar 77,641	4,213
7/6/10	Chilean Peso 20,600,000	United States Dollar 42,226	2,535
7/6/10	Chilean Peso 72,000,000	United States Dollar 147,014	8,288
7/16/10	Sri Lankan Rupee 31,660,000	United States Dollar 269,447	(5,227)
7/20/10	Kazak Tenge 22,347,800	United States Dollar 137,103	(15,719)
7/20/10	Ukrainian Hryvnia 1,377,900	United States Dollar 147,290	(22,724)
7/21/10	Kazak Tenge 22,253,300	United States Dollar 137,366	(14,814)
7/21/10	Ukrainian Hryvnia 1,360,000	United States Dollar 144,951	(22,778)
7/23/10	Kazak Tenge 22,791,200	United States Dollar 140,470	(15,398)
7/23/10	Ukrainian Hryvnia 1,395,100	United States Dollar 147,318	(24,582)
8/4/10	Chilean Peso 62,000,000	United States Dollar 117,815	(1,611)
8/4/10	Chilean Peso 21,000,000	United States Dollar 39,886	(565)
8/6/10	Sri Lankan Rupee 17,160,000	United States Dollar 145,609	(2,822)
8/26/10	Kazak Tenge 5,510,000	United States Dollar 37,657	(46)
10/8/10	Sri Lankan Rupee 7,580,000	United States Dollar 64,648	(311)
3/18/11	Sri Lankan Rupee 8,460,000	United States Dollar 69,515	(1,452)
3/25/11	Sri Lankan Rupee 7,320,000	United States Dollar 60,471	(876)
3/31/11	Euro 250,000	United States Dollar 337,200	4,156
4/6/11	Israeli Shekel 1,378,000	United States Dollar 370,132	2,438
4/6/11	Israeli Shekel 1,380,000	United States Dollar 370,739	2,511
4/6/11	Israeli Shekel 2,758,000	United States Dollar 741,199	5,277
4/7/11	Euro 300,000	United States Dollar 401,961	2,295
4/29/11	Sri Lankan Rupee 5,000,000	United States Dollar 41,771	60

			$(57,843)

Purchases

			Net Unrealized
			Appreciation
Settlement Date	In Exchange For	Deliver	(Depreciation)

5/6/10	Malaysian Ringgit 180,000	United States Dollar 55,156	1,363
5/6/10	Swedish Krona 1,420,000	Euro 145,987	1,672
5/10/10	Indian Rupee 14,860,000	United States Dollar 334,271	402
5/10/10	Indian Rupee 14,860,000	United States Dollar 334,271	402
5/10/10	New Turkish Lira 736,999	United States Dollar 489,700	4,862
5/10/10	Polish Zloty 2,143,034	Euro 556,690	(14,608)
5/11/10	Indonesian Rupiah 1,058,000,000	United States Dollar 116,430	911
5/11/10	Malaysian Ringgit 470,000	United States Dollar 146,281	1,262
5/12/10	Euro 8,693,530	United States Dollar 11,610,513	(35,179)
5/12/10	Japanese Yen 1,085,748,000	United States Dollar 11,543,388	15,641
5/12/10	Mexican Peso 3,613,000	United States Dollar 293,869	(664)
5/12/10	Polish Zloty 20,000	Euro 5,142	(67)
5/12/10	Polish Zloty 1,030,000	Euro 266,467	(5,619)
5/13/10	Australian Dollar 231,800	United States Dollar 212,558	1,708
5/13/10	Ghanaian Cedi 251,500	United States Dollar 175,997	1,486
5/13/10	Ghanaian Cedi 140,000	United States Dollar 98,246	552
5/17/10	Australian Dollar 211,241	United States Dollar 196,832	(1,659)
5/17/10	Malaysian Ringgit 370,000	United States Dollar 114,658	1,461

International Income Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

Forward Foreign Currency Exchange Contracts (continued)

Purchases

			Net Unrealized
			Appreciation
Settlement Date	In Exchange For	Deliver	(Depreciation)

5/19/10	Colombian Peso 273,125,859	United States Dollar 140,986	$(1,483)
5/19/10	Norwegian Krone 1,480,000	Euro 185,818	3,295
5/19/10	Swedish Krona 1,100,000	Euro 113,437	831
5/20/10	Indian Rupee 25,170,000	United States Dollar 566,764	(777)
5/20/10	Indonesian Rupiah 1,407,370,000	United States Dollar 156,010	23
5/20/10	Japanese Yen 1,145,514,160	United States Dollar 12,178,742	17,455
5/24/10	Indian Rupee 10,720,000	United States Dollar 239,928	978
5/24/10	Malaysian Ringgit 744,000	United States Dollar 231,530	1,888
5/24/10	New Turkish Lira 78,500	United States Dollar 52,572	(7)
5/24/10	South Korean Won 148,400,000	United States Dollar 133,589	0
5/26/10	Norwegian Krone 2,602,500	Euro 328,860	2,830
5/26/10	Zambian Kwacha 355,800,000	United States Dollar 60,142	14,855
5/27/10	Indonesian Rupiah 1,958,000,000	United States Dollar 216,593	428
5/27/10	Kazak Tenge 5,510,000	United States Dollar 37,662	(32)
5/27/10	Zambian Kwacha 332,600,000	United States Dollar 56,126	13,978
5/28/10	British Pound Sterling 796,792	United States Dollar 1,210,599	8,423
5/28/10	Indian Rupee 4,500,000	United States Dollar 100,739	325
6/1/10	South Korean Won 215,000,000	United States Dollar 192,651	717
6/2/10	Brazilian Real 453,831	United States Dollar 260,194	(653)
6/4/10	Indonesian Rupiah 2,432,000,000	United States Dollar 268,848	626
6/11/10	Zambian Kwacha 285,300,000	United States Dollar 58,946	1,152
7/20/10	Ukrainian Hryvnia 1,377,900	United States Dollar 137,104	32,909
7/21/10	Ukrainian Hryvnia 1,360,000	United States Dollar 137,374	30,355
7/23/10	Ukrainian Hryvnia 1,395,100	United States Dollar 140,919	30,981
8/19/10	Zambian Kwacha 93,650,000	United States Dollar 18,969	668
8/23/10	Zambian Kwacha 93,650,000	United States Dollar 19,093	538
9/28/10	Zambian Kwacha 235,100,000	United States Dollar 44,653	4,473
6/15/11	Yuan Renminbi 1,100,000	United States Dollar 166,541	336
6/15/11	Yuan Renminbi 2,300,000	United States Dollar 347,958	965
1/19/12	Yuan Renminbi 470,000	United States Dollar 74,250	(1,646)

			$138,357

At April 30, 2010, closed forward foreign currency purchases and sales contracts excluded above amounted to a receivable of $36,836 and a payable of $142,819.

Futures Contracts

					Net
					Unrealized
Expiration			Aggregate		Appreciation
Date	Contracts	Position	Cost	Value	(Depreciation)

6/10	4 Euro-Bobl	Long	$621,269	$629,296	$8,027
6/10	25 Euro-Bund	Long	4,078,498	4,155,788	77,290
6/10	6 Euro-Buxl	Long	794,900	832,103	37,203
6/10	15 Euro-Schatz	Long	2,168,392	2,180,715	12,323
6/10	12 U.K. Gilt	Long	2,087,271	2,128,729	41,458
5/10	7 Hang Seng H-shares	Short	(532,457)	(543,022)	(10,565)
6/10	11 U.S. 30-Year Treasury Bond	Short	(1,282,493)	(1,309,688)	(27,195)
6/10	4 U.S. 5-Year Treasury Note	Short	(462,181)	(463,437)	(1,256)
6/10	9 U.S. Ultra Long Treasury Bond	Short	(1,088,195)	(1,116,281)	(28,086)

					$109,199

Euro-Bobl: Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

International Income Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

Euro-Bund: Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 8.5 to 10.5 years.

Euro-Buxl: Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 24 to 35 years.

Euro-Schatz: Medium-term debt securities issued by the Federal Republic of Germany or the Treuhandanstalt with a term to maturity of 1 3/4 to 2 1/4 years.

Hang Seng H-shares: Hang Seng China Enterprises Index comprised of H-shares listed on the Hong Kong Stock Exchange.

U.K. Gilt: Gilt issues having a maturity of 8 1/4 to 13 years from the calendar day of the delivery month.

Interest Rate Swaps

		Portfolio
	Notional	Pays/
	Amount	Receives	Floating	Annual		Net
	(000’s	Floating	Rate	Fixed	Termination	Unrealized
Counterparty	omitted)	Rate	Index	Rate	Date	Depreciation

Bank of America	ILS 380	Receive	3-month ILS TELBOR	4.20%	11/19/14	$(2,679)

Bank of America	ILS 400	Receive	3-month ILS TELBOR	4.54	1/6/15	(3,785)

Barclays Bank PLC	ILS 178	Receive	3-month ILS TELBOR	5.15	3/5/20	(817)

Barclays Bank PLC	ILS 181	Receive	3-month ILS TELBOR	5.16	3/8/20	(852)

JPMorgan Chase Bank	BRL 2,569	Pay	Brazil Interbank Deposit Rate	9.67	1/3/11	(4,292)

						$(12,425)

BRL - Brazilian Real
ILS - Israeli Shekel

Credit Default Swaps — Sell Protection

					Current
		Notional	Contract		Market
		Amount*	Annual		Annual	Net
Reference		(000’s	Fixed	Termination	Fixed	Unrealized
Entity	Counterparty	omitted)	Rate**	Date	Rate***	Depreciation

Iceland	JPMorgan Chase Bank	$300	1.75%	3/20/18	3.48%	$(29,141)

Iceland	JPMorgan Chase Bank	100	2.10	3/20/23	3.08	(7,378)

Iceland	JPMorgan Chase Bank	100	2.45	3/20/23	3.08	(4,636)

						$(41,155)

Credit Default Swaps — Buy Protection

		Notional	Contract		Net
		Amount*	Annual		Unrealized
Reference		(000’s	Fixed	Termination	Appreciation
Entity	Counterparty	omitted)	Rate**	Date	(Depreciation)

Austria	Barclays Bank PLC	$200	0.44%	12/20/13	$1,385

Austria	Barclays Bank PLC	100	1.42	3/20/14	(2,977)

Brazil	Bank of America	200	1.00(1)	6/20/20	14

Brazil	Barclays Bank PLC	250	1.65	9/20/19	(3,753)

China	Barclays Bank PLC	100	1.00(1)	3/20/15	(920)

China	Barclays Bank PLC	100	1.00(1)	3/20/20	(1,632)

China	Citigroup Global Markets	100	1.00(1)	3/20/20	(1,473)

China	JPMorgan Chase Bank	100	1.00(1)	3/20/15	(965)

Egypt	Bank of America	100	1.00(1)	6/20/15	(1,801)

Egypt	Citigroup Global Markets	50	1.00(1)	6/20/20	(1,132)

Egypt	Citigroup Global Markets	50	1.00(1)	6/20/20	(1,415)

Egypt	Deutschebank	150	1.00(1)	6/20/15	(1,530)

Egypt	Deutschebank	50	1.00(1)	6/20/15	(962)

Egypt	Deutschebank	50	1.00(1)	6/20/20	(1,166)

Greece	JPMorgan Chase Bank	4,000	0.13	9/20/17	1,053,351

Kazakhstan	Citigroup Global Markets	100	1.00(1)	6/20/15	796

Kazakhstan	Deutschebank	100	1.00(1)	6/20/15	842

Lebanon	Barclays Bank PLC	100	1.00(1)	12/20/14	845

Lebanon	Citigroup Global Markets	150	3.30	9/20/14	(2,738)

Lebanon	Citigroup Global Markets	200	1.00(1)	12/20/14	1,475

Lebanon	Citigroup Global Markets	100	1.00(1)	3/20/15	2,314

Lebanon	Credit Suisse	100	1.00(1)	3/20/15	1,524

Lebanon	Credit Suisse	100	1.00(1)	3/20/15	1,564

Lebanon	Deutschebank	100	1.00(1)	3/20/15	2,058

Malaysia	Bank of America	100	0.83	12/20/14	(165)

Malaysia	Barclays Bank PLC	200	2.40	3/20/14	(13,089)

Malaysia	Barclays Bank PLC	200	0.82	12/20/14	(240)

Malaysia	Citigroup Global Markets	200	2.45	3/20/14	(13,477)

Philippines	Barclays Bank PLC	300	1.70	12/20/14	(2,644)

Philippines	Barclays Bank PLC	100	1.85	12/20/14	(1,549)

Philippines	Barclays Bank PLC	200	1.84	12/20/14	(3,008)

Philippines	Barclays Bank PLC	72	1.00(1)	3/20/15	(224)

Philippines	Citigroup Global Markets	100	1.84	12/20/14	(1,504)

Philippines	JPMorgan Chase Bank	300	1.69	12/20/14	(2,511)

Philippines	JPMorgan Chase Bank	71	1.00(1)	3/20/15	(221)

Philippines	Deutschebank	100	1.00(1)	3/20/15	(556)

Russia	Citigroup Global Markets	100	1.00(1)	6/20/15	369

Russia	Credit Suisse	100	1.00(1)	3/20/15	366

Russia	Credit Suisse	100	1.00(1)	6/20/15	456

Russia	Deutschebank	100	1.00(1)	6/20/15	456

South Africa	Bank of America	200	1.00(1)	12/20/19	(889)

South Africa	Barclays Bank PLC	200	1.00(1)	12/20/19	(2,284)

South Africa	Citigroup Global Markets	100	1.00(1)	12/20/19	(1,850)

International Income Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

Credit Default Swaps — Buy Protection (continued)

		Notional	Contract		Net
		Amount*	Annual		Unrealized
Reference		(000’s	Fixed	Termination	Appreciation
Entity	Counterparty	omitted)	Rate**	Date	(Depreciation)

South Africa	Credit Suisse	$100	1.00%(1)	3/20/20	$(1,122)

South Africa	JPMorgan Chase Bank	100	1.00(1)	12/20/19	(2,101)

South Africa	JPMorgan Chase Bank	100	1.00(1)	3/20/20	(107)

South Africa	JPMorgan Chase Bank	100	1.00(1)	3/20/20	(259)

South Africa	JPMorgan Chase Bank	100	1.00(1)	3/20/20	(1,943)

Spain	Barclays Bank PLC	100	1.00(1)	3/20/20	3,673

Spain	Citigroup Global Markets	200	1.00(1)	3/20/20	(1,445)

Spain	Citigroup Global Markets	100	1.00(1)	3/20/20	2,149

Spain	Deutschebank	200	1.00(1)	3/20/20	(1,445)

Spain	Deutschebank	100	1.00(1)	3/20/20	2,300

Thailand	Barclays Bank PLC	200	0.97	9/20/19	7,945

Thailand	Citigroup Global Markets	200	0.86	12/20/14	3,643

Thailand	Citigroup Global Markets	100	0.95	9/20/19	4,129

Thailand	JPMorgan Chase Bank	100	0.87	12/20/14	1,777

Turkey	Barclays Bank PLC	540	2.12	1/20/13	(13,545)

Turkey	Citigroup Global Markets	270	2.93	9/20/19	(21,052)

Uruguay	Deutschebank	100	1.00(1)	6/20/20	245

Banco Commercial Portugues, S.A.	JPMorgan Chase Bank	70	1.00(1)	3/20/15	7,012

Banco de Sabadell, S.A.	JPMorgan Chase Bank	70	3.00(1)	3/20/15	3,228

Erste Group Bank AG	Barclays Bank PLC	70	1.00(1)	3/20/15	(808)

ING Verzekeringen N.V.	JPMorgan Chase Bank	70	1.00(1)	3/20/15	440

Rabobank Nederland N.V.	JPMorgan Chase Bank	70	1.00(1)	3/20/15	150

Raiffeisen Zentralbank	Barclays Bank PLC	70	1.00(1)	3/20/15	(1,041)

iTraxx Europe Subordinated Financials 5 Year Index	Bank of America	EUR 300	1.00(1)	6/20/15	5,421

iTraxx Europe Subordinated Financials 5 Year Index	JPMorgan Chase Bank	EUR 300	1.00(1)	6/20/15	5,262

					$1,003,646

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April 30, 2010, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $500,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

EUR - Euro

Total Return Swaps

					Net
	Notional	Expiration			Unrealized
Counterparty	Amount	Date	Portfolio Pays	Portfolio Receives	Depreciation

JPMorgan Chase Bank	$83,354	8/25/10	1-month USD- LIBOR-BBA+50bp	Total Return on JPMorgan Abu Dhabi Index	$(537)

					$(537)

Cross-Currency Swaps

	Notional	Notional
	Amount	Amount
	on Fixed	on Floating
	Rate	Rate				Net
	(Currency	(Currency		Fixed	Termination	Unrealized
Counterparty	Received)	Delivered)	Floating Rate	Rate	Date	Depreciation

Bank of America	TRY 500,000	$333,778	3-month USD-LIBOR-BBA	10.03%	11/25/13	$(19,250)

Citigroup Global Markets	TRY 224,285	135,274	3-month USD-LIBOR-BBA	12.10	2/15/12	(27,182)

Citigroup Global Markets	TRY 99,705	61,699	3-month USD-LIBOR-BBA	11.95	2/15/12	(10,336)

Citigroup Global Markets	TRY 318,742	189,727	3-month USD-LIBOR-BBA	12.46	8/14/13	(59,169)

Citigroup Global Markets	TRY 160,285	107,272	3-month USD-LIBOR-BBA	10.05	11/06/13	(6,542)

Credit Suisse	TRY 166,085	95,948	3-month USD-LIBOR-BBA	12.45	2/15/12	(25,271)

JPMorgan Chase Bank	TRY 60,922	40,778	3-month USD-LIBOR-BBA	10.10	11/06/13	(2,551)

JPMorgan Chase Bank	TRY 402,826	271,996	3-month USD-LIBOR-BBA	11.20	5/21/14	(31,025)

						$(181,326)

TRY - New Turkish Lira

The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

International Income Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

Written currency call options activity for the six months ended April 30, 2010 was as follows:

	Principal
	Amount of
	Contracts	Premiums
	(000’s omitted)	Received

Outstanding, beginning of period	JPY 1,335,000	$152,300
Options expired	JPY (1,335,000)	(152,300)

Outstanding, end of period	—	$—

JPY - Japanese Yen

At April 30, 2010, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objectives, the Portfolio is subject to the following risks:

Credit Risk: The Portfolio may enter into credit default swap contracts to manage its credit risk, to gain exposure to a credit in which the Portfolio may otherwise invest, or to enhance return.

Equity Risk: The Portfolio may enter into total return swap agreements on a security, basket of securities or an index to enhance return, to change the duration of the overall portfolio, to hedge against fluctuations in securities prices or interest rates or as substitution for the purchase or sale of securities. The Portfolio may also enter into equity index futures contracts to enhance return.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts and currency options to enhance return, to hedge against fluctuations in currency exchange rates, to manage certain investment risks and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio holds fixed-rate bonds. The value of these bonds may decrease if interest rates rise. To hedge against this risk, the Portfolio may enter into interest rate and cross-currency swap contracts. The Portfolio may also purchase and sell U.S. Treasury and foreign debt futures contracts to hedge against changes in interest rates.

The Portfolio enters into swap contracts and forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2010, the fair value of derivatives with credit-related contingent features in a net liability position was $316,787.

The non-exchange traded derivatives in which the Portfolio invests, including swap contracts, over-the-counter options and forward foreign currency exchange contracts, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. The Portfolio is not subject to counterparty credit risk with respect to its written options as the Portfolio, not the counterparty, is obligated to perform under such derivatives. At April 30, 2010, the maximum amount of loss the Portfolio would incur due to counterparty risk was $1,439,587, representing the fair value of such derivatives in an asset position, with the highest amount from any one counterparty being $1,087,289. Such maximum amount would be reduced by any unamortized upfront payments received by the Portfolio. Such amount would be increased by any unamortized upfront payments made by the Portfolio. To mitigate this risk, the Portfolio has entered into master netting agreements with substantially all its derivative counterparties, which allows it and a counterparty to aggregate amounts owed by each of them for derivative transactions under the agreement into a single net amount payable by either the Portfolio or the counterparty. At April 30, 2010, the maximum amount of loss the Portfolio would incur due to counterparty risk would be reduced by approximately $230,000 due to master netting agreements. Counterparties may be required to pledge collateral in the form of cash, U.S. Government securities or highly-rated bonds for the benefit of the Portfolio if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparties with respect to such contracts would also reduce the amount of any loss incurred.

The fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2010 was as follows:

International Income Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

	Fair Value
Statement of Assets and			Foreign	Interest
Liabilities Caption	Credit	Equity	Exchange	Rate

Net unrealized appreciation	$—	$—	$—	$176,301	*
Receivable for open and closed forward foreign currency exchange contracts	—	—	324,398	—
Receivable for open swap contracts	1,115,189	—	—	—

Total Asset Derivatives	$1,115,189	$—	$324,398	$176,301

Net unrealized depreciation	$—	$—	$—	$(67,102	)*
Payable for open and closed forward foreign currency exchange contracts	—	—	(349,867)	—
Payable for open swap contracts	(152,698)	(537)	—	(193,751)

Total Liability Derivatives	$(152,698)	$(537)	$(349,867)	$(260,853)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended April 30, 2010 was as follows:

Statement of Operations			Foreign	Interest
Caption	Credit	Equity	Exchange	Rate

Net realized gain (loss) –
Investment transactions	$—	$—	$(163,800)	$—
Written options	—	—	152,300	—
Financial futures contracts	—	—	—	168,119
Swap contracts	(9,070)	(10,018)	—	(35,380)
Foreign currency and forward foreign currency exchange contract transactions	—	—	(1,947,129)	—

Total	$(9,070)	$(10,018)	$(1,958,629)	$(132,739)

Change in unrealized appreciation (depreciation) –
Investments	$—	$—	$158,038	$—
Written options	—	—	(83,337)	—
Financial futures contracts	—	—	—	127,602
Swap contracts	698,738	2,699	—	(50,034)
Foreign currency and forward foreign currency exchange contracts	—	—	(362,307)	—

Total	$698,738	$2,699	$(287,606)	$(77,568)

The average notional amounts of futures contracts, forward foreign currency exchange contracts and swap contracts outstanding during the six months ended April 30, 2010, which are indicative of the volume of these derivative types, were approximately $12,770,000, $59,419,000 and $13,701,000, respectively.

The average principal amount of purchased option contracts outstanding during the six months ended April 30, 2010, which is indicative of the volume of this derivative type, was approximately $8,638,000.

6   Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2010.

7   Risks Associated with Foreign Investments

Investing in securities issued by entities whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

International Income Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

8   Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Foreign Government Bonds	$—	$30,767,879	$—	$30,767,879
Collateralized Mortgage Obligations	—	5,586,678	—	5,586,678
Mortgage Pass-Throughs	—	21,550,956	—	21,550,956
Common Stocks	—	140,770 *	—	140,770
Short-Term – Foreign Government Securities	—	9,957,202	—	9,957,202
Short-Term – Other Securities	—	2,651,759	—	2,651,759

Total Investments	$—	$70,655,244	$—	$70,655,244

Forward Foreign Currency Exchange Contracts	$—	$324,398	$—	$324,398
Swap Contracts	—	1,115,189	—	1,115,189
Futures Contracts	176,301	—	—	176,301

Total	$176,301	$72,094,831	$—	$72,271,132

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(349,867)	$—	$(349,867)
Swap Contracts	—	(346,986)	—	(346,986)
Futures Contracts	(67,102)	—	—	(67,102)

Total	$(67,102)	$(696,853)	$—	$(763,955)

*	Includes foreign equity securities whose values were adjusted to reflect market trading that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2009, whose fair value was determined using Level 3 inputs.

Eaton Vance International Income Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 26, 2010, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held between February and April 2010. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including yield where relevant) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of similarly managed funds and appropriate indices;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

Eaton Vance International Income Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT’D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2010, with respect to one or more Funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met nine, thirteen, three, eight and fifteen times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective, as well as trading policies and procedures and risk management techniques.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of Eaton Vance International Income Fund (the “Fund”) with Eaton Vance Management (“EVM”), as well as the terms of the investment advisory agreement for International Income Portfolio, the portfolio in which the Fund invests (the “Portfolio”), with Boston Management and Research (“BMR”), an affiliate of EVM (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve the investment advisory agreements for the Fund and the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services to be provided to the Fund by EVM and to the Portfolio by BMR.

The Board considered EVM’s and BMR’s management capabilities and investment process with respect to the types of investments to be held by the Fund and the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio. The Board specifically noted EVM’s and BMR’s expertise with respect to global markets and in-house research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods to recruit and retain investment personnel, and the time and attention devoted to the Fund and Portfolio in the complex by senior management.

The Board noted that under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it may receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio. The Trustees considered the potential benefits to the Fund of the ability to make direct investments, such as an improved ability to: manage the Fund’s duration, or other general market exposures, using certain derivatives; add exposure to specific market sectors or asset classes without changing the Portfolio’s investments, which would affect any other fund investing in the Portfolio; hedge some of the general market risks of the Portfolio while retaining the value added by the individual manager; and hedge a portion of the exposures of the Portfolio while retaining others (e.g., hedging the U.S. government exposure of the Portfolio while retaining its exposure to high-grade corporate bonds).

The Board also reviewed the compliance programs of EVM and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities.

Eaton Vance International Income Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT’D

The Board also evaluated the responses of EVM and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by EVM and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreements.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of comparable funds identified by an independent data provider as well as a peer group of similarly managed funds and appropriate benchmark indices. The Board reviewed comparative performance data for the one-year period ended September 30, 2009 for the Fund. On the basis of the foregoing and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates to be paid by the Fund directly or indirectly through its pro rata share of the expenses of the Portfolio (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2009, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions being taken to reduce expenses at the fund complex level. In considering the Fund’s total expense ratio and management fees, the Board noted the impact of the Fund’s use of leverage. The Board considered the fact that EVM had waived fees and/or paid expenses for the Fund.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by EVM and BMR, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Portfolio, the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Portfolio and the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolios increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. The Board noted the structure of the advisory fee, which includes breakpoints at several asset levels both at the Fund and at the Portfolio level. Based upon the foregoing, the Board concluded that the Adviser and its affiliates and the Fund can be expected to continue to share such benefits equitably.

Eaton Vance International Income Fund

OFFICERS AND TRUSTEES

Eaton Vance International Income Fund

Officers
Thomas E. Faust Jr.
President and Trustee
William H. Ahern, Jr.
Vice President
John R. Baur
Vice President
Maria C. Cappellano
Vice President
Michael A. Cirami
Vice President
Cynthia J. Clemson
Vice President
John H. Croft
Vice President
Charles B. Gaffney
Vice President
Christine M. Johnston
Vice President
Aamer Khan
Vice President
Thomas H. Luster
Vice President
Jeffrey A. Rawlins
Vice President
Duncan W. Richardson
Vice President
Judith A. Saryan
Vice President
Susan Schiff
Vice President
Thomas Seto
Vice President
David M. Stein
Vice President
Eric A. Stein
Vice President
Dan R. Strelow
Vice President
Mark S. Venezia
Vice President
Adam A. Weigold
Vice President
Barbara E. Campbell
Treasurer
Maureen A. Gemma
Secretary and Chief Legal Officer
Paul M. O’Neil
Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

Eaton Vance International Income Fund

OFFICERS AND TRUSTEES CONT’D

International Income Portfolio

Officers
Mark S. Venezia
President

John R. Baur
Vice President

Michael A. Cirami
Vice President

Christine M. Johnston
Vice President

Susan Schiff
Vice President

Barbara E. Campbell
Treasurer

Maureen A. Gemma
Secretary and Chief Legal Officer

Paul M. O’Neil
Chief Compliance Officer
Trustees Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

This Page Intentionally Left Blank

Investment Adviser of
International Income Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Investment Adviser and Administrator of
Eaton Vance International Income Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
PNC Global Investment Servicing
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance International Income Fund
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund’s investment objective(s), risks, and charges and expenses. The Fund’s current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-262-1122.

3042-6/10	INTLISRC

Item 2. Code of Ethics
The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).
Item 4. Principal Accountant Fees and Services
Not required in this filing.
Item 5. Audit Committee of Listed registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not required in this filing.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not required in this filing.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not required in this filing.
Item 10. Submission of Matters to a Vote of Security Holders
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics — Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
International Income Portfolio

By:	/s/ Mark S. Venezia Mark S. Venezia
President

Date: June 16, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date: June 16, 2010

By:	/s/ Mark S. Venezia Mark S. Venezia
President

Date: June 16, 2010